Note 15 - Income Taxes (Details 2)	Nov. 30, 2016 CAD
Canada [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	CAD 27,936,878
Canada [Member] | Tax Loss Expiration 2028 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	182,195
Canada [Member] | Tax Loss Expiration 2029 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	555,539
Canada [Member] | Tax Loss Expiration 2030 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	3,373,079
Canada [Member] | Tax Loss Expiration 2031 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,532,739
Canada [Member] | Tax Loss Expiration 2032 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,750,053
Canada [Member] | Tax Loss Expiration 2033 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	4,562,538
Canada [Member] | Tax Loss Expiration 2034 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	149,927
Canada [Member] | Tax Loss Expiration 2035 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	2,634,823
Canada [Member] | Tax Loss Expiration 2036 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	5,195,985
Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	69,268
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2024 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	18,512
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2025 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	16,234
Internal Revenue Service (IRS) [Member] | Tax Loss Expiration 2026 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year	CAD 34,522